Condensed Consolidated Statements of Cash Flows - SEK (kr) kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Operating activities
Operating loss	kr (31,503)	kr (75,172)	kr (235,329)	kr (255,246)	kr (373,055)
Adjustment for non-cash-items	95,770	(7,266)	112,029	19,876	102,478
Interest received	3,280	724	5,796	732	32,905
Interest paid	(24,749)	(17,915)	(51,283)	(33,376)	(94,497)
Income taxes paid	(17,435)	(13,839)	(17,679)	(15,175)	(22,747)
Cash flow from (used in) operating activities before changes in working capital	25,363	(113,468)	(186,466)	(283,189)	(354,915)
Cash flow from changes in working capital
Cash flow from (used in) changes in working capital	(32,406)	(49,564)	(18,782)	(111,782)	(79,740)
Cash flow from (used in) operating activities	(7,043)	(163,031)	(205,248)	(394,971)	(434,655)
Investing activities
Cash flow from (used in) investing activities	(102)	(1,060)	(3,960)	(3,973)	(13,745)
Financing activities
New share issue	14		14
New borrowings					962,889
Costs attributable to new loans					(26,625)
Repayment of borrowing					(724,479)
Repayment of lease liabilities	(4,060)	(3,015)	(9,527)	(5,984)	(12,134)
Cash flow from financing activities	(4,046)	(3,015)	(9,513)	(5,984)	199,650
Net increase (decrease) in cash	(11,191)	(167,107)	(218,721)	(404,928)	(248,750)
Cash at the beginning of the period	810,317	1,013,600	973,733	1,249,094	1,249,094
Net foreign exchange gains (loss) in cash	(1,848)	19,688	42,266	22,015	(26,611)
Cash at the end of the period	kr 797,278	kr 866,181	kr 797,278	kr 866,181	kr 973,733